Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

At December 31, 2018 and 2017, prepaid expenses and other current assets consisted of the following:

	December 31, 2018	December 31, 2017
Prepaid professional service fees	$66,183	$23,309
Other	18,247	51
	$84,430	$23,360